Unaudited Interim Consolidated Statement of Cash Flows - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of cash flows [abstract]
Net income	€ 31	€ 28
Adjustments
Depreciation and amortization	90	84
Finance costs-net	70	93
Income tax expense	29	39
Share of loss of joint-ventures	12	13
Unrealized losses / (gains) on derivatives-net and from remeasurement of monetary assets and liabilities - net	41	(14)
Losses on disposal	4	2
Other-net	5	3
Interest paid	(60)	(80)
Income tax paid	(11)	(7)
Change in trade working capital
Inventories	(94)	(37)
Trade receivables	(196)	(170)
Trade payables	108	152
Change in provisions and pension obligations	(3)	(22)
Other working capital	(32)	(3)
Net cash flows (used in) / from operating activities	(6)	81
Purchases of property, plant and equipment	(97)	(120)
Proceeds from disposal net of cash	0	0
Equity contribution and loan to joint-ventures	(13)	(24)
Other investing activities	6	9
Net cash flows used in investing activities	(104)	(135)
Proceeds from issuance of Senior Notes		610
Repayment of Senior Notes		(610)
Proceeds / (Repayments) from revolving credit facilities and other loans	10	18
Payment of deferred financing costs and exit fees		(42)
Other financing activities	(3)	22
Net cash flows from / (used in) financing activities	7	(2)
Net (decrease) / increase in cash and cash equivalents	(103)	(56)
Cash and cash equivalents-beginning of period	269	347
Effect of exchange rate changes on cash and cash equivalents		(5)
Cash and cash equivalents-end of period	€ 166	€ 286